SHAREHOLDERS' EQUITY - Share Capital - Share Repurchases (Details) - USD ($) $ / shares in Units, $ in Thousands	2 Months Ended	12 Months Ended
	Feb. 22, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Aug. 16, 2022
Share capital
Normal Course Issuer Bid, purchases during twelve-month period, percentage of public float (as a percent)					10.00%
Shares purchased for cancellation (in shares)		27,924,842	12,897,721	340,434
Average price per share		$ 14.71	$ 9.55	$ 5.63
Purchase of common shares under Normal Course Issuer Bid		$ 410,900	$ 123,200	$ 1,900
Common shares available for repurchase under the current NCIB (in shares)		7,883,479
Subsequent Event
Share capital
Shares purchased for cancellation (in shares)	1,420,927
Average price per share	$ 16.65
Purchase of common shares under Normal Course Issuer Bid	$ 23,700
Share Capital
Share capital
Shares purchased for cancellation (in shares)		27,925,000	12,898,000	340,000
Purchase of common shares under Normal Course Issuer Bid		$ 266,694	$ 128,686	$ 3,582
Accumulated Deficit
Share capital
Purchase of common shares under Normal Course Issuer Bid		$ 144,212	$ (5,504)	$ (1,775)